Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Accrued compensation	$ 422	$ 334	$ 452
Other accrued expenses	519	474	265
Total accrued expenses	$ 941	$ 808	$ 717